Investment and Return - Schedule of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Equity Investments included in financial assets at fair value through other comprehensive income		€ 356	€ 244
Movement of Equity Investments		78	31
Assets in trust fund benefit obligations		44	54
Non-current financial assets at amortised cost	[1],[2]	138	220
HONG KONG [Member]
Disclosure of financial assets [line items]
Investment option over non controlling interest in subsidiary		51	0
Judicial Deposit [Member]
Disclosure of financial assets [line items]
Non-current financial assets at amortised cost		101	136
Bonds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at amortised cost		€ 0	€ 56

[1]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €101 million (2019 €136 million) and investments in bonds of Nil (2019: €56 million).
[2]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.